Supplemental Guarantor Financial Information	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Supplemental Guarantor Financial Information

19. Supplemental guarantor financial information

In February 2016, EIG Investors Corp., a wholly-owned subsidiary of the Company (the “Issuer”), issued $350.0 million aggregate principal amount of its 10.875% Senior Notes due 2024 (the “Original Notes”) (refer to Note 9 in the consolidated financial statements), which it expects to exchange for new 10.875% Senior Notes due 2024 (the “Exchange Notes” and together with the Original Notes, collectively, the “Notes”) pursuant to a registration statement on Form S-4. The Notes are, or will be, fully and unconditionally guaranteed, jointly and severally, on a senior unsecured basis by the Company, and the following wholly-owned subsidiaries: The Endurance International Group, Inc., Bluehost Inc., FastDomain Inc., Domain Name Holding Company, Inc., Endurance International Group – West, Inc., HostGator.com LLC and A Small Orange, LLC (collectively, the “Subsidiary Guarantors”), subject to certain customary guarantor release conditions. The Company’s other domestic subsidiaries and its foreign subsidiaries (collectively, the “Non-Guarantor Subsidiaries”) have not guaranteed the Notes.

The following tables present supplemental condensed consolidating balance sheet information of the Company (“Parent”), the Issuer, the Subsidiary Guarantors and the Non-Guarantor Subsidiaries as of December 31, 2014 and December 31, 2015, and supplemental condensed consolidating results of operations and cash flow information for each of the years ended December 31, 2013, 2014 and 2015.

Condensed Consolidating Balance Sheets

December 31, 2014

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets:
Current assets:
Cash and cash equivalents	$1	$4,347	$18,702	$9,329	$—	$32,379
Restricted cash	—	—	904	421	—	1,325
Accounts receivable	—	—	7,245	2,956	—	10,201
Prepaid domain name registry fees	—	—	27,943	21,662	—	49,605
Prepaid expenses & other current assets	1	14,022	7,438	6,239	(566)	27,134

Total current assets	2	18,369	62,232	40,607	(566)	120,644
Intercompany receivables, net	26,877	29,635	55,855	(112,367)	—	—
Property and equipment, net	—	—	55,191	1,646	—	56,837
Goodwill	—	—	969,055	135,968	—	1,105,023
Other intangible assets, net	—	—	365,735	44,603	—	410,338
Investment in subsidiaries	147,616	1,190,590	32,902	—	(1,371,108)	—
Other assets	—	—	49,615	3,186	—	52,801

Total assets	$174,495	$1,238,594	$1,590,585	$113,643	$(1,371,674)	$1,745,643

Liabilities, redeemable non-controlling interest and stockholders’ equity
Current liabilities:
Accounts payable	$—	$—	$6,565	$2,395	$—	$8,960
Accrued expenses and other current liabilities	—	4,503	31,833	12,863	(566)	48,633
Deferred revenue	—	—	207,722	51,845	—	259,567
Current portion of notes payable	—	—	60,500	—	—	60,500
Current portion of capital lease obligations	—	—	3,793	—	—	3,793
Deferred consideration, short-term	—	—	13,437	480	—	13,917

Total current liabilities	—	4,503	323,850	67,583	(566)	395,370
Deferred revenue, long-term	—	—	58,325	7,525	—	65,850
Notes payable	—	1,086,475	(60,500)	—	—	1,025,975
Capital lease obligations	—	—	—	4,302	—	4,302
Deferred consideration	—	—	9,352	1,370	—	10,722
Other long-term liabilities	—	—	38,425	(40)	—	38,385

Total liabilities	—	1,090,978	369,452	80,740	(566)	1,540,604
Redeemable non-controlling interest	—	—	30,543	—	—	30,543
Equity	174,495	147,616	1,190,590	32,903	(1,371,108)	174,496

Total liabilities and equity	$174,495	$1,238,594	$1,590,585	$113,643	$(1,371,674)	$1,745,643

Condensed Consolidating Balance Sheets

December 31, 2015

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets:
Current assets:
Cash and cash equivalents	$12	$67	$21,286	$11,665	$—	$33,030
Restricted cash	—	—	973	75	—	1,048
Accounts receivable	—	—	7,120	4,920	—	12,040
Prepaid domain name registry fees	—	—	29,250	26,878	(335)	55,793
Prepaid expenses & other current assets	—	62	9,722	8,263	(2,372)	15,675

Total current assets	12	129	68,351	51,801	(2,707)	117,586
Intercompany receivables, net	29,092	(10,324)	91,938	(110,706)	—	—
Property and equipment, net	—	—	66,011	9,751	—	75,762
Goodwill	—	—	1,072,838	134,417	—	1,207,255
Other intangible assets, net	—	—	328,922	30,864	—	359,786
Investment in subsidiaries	150,164	1,260,399	38,819	—	(1,449,382)	—
Other assets	—	3,130	34,151	4,830	—	42,111

Total assets	$179,268	$1,253,334	$1,701,030	$120,957	$(1,452,089)	$1,802,500

Liabilities, redeemable non-controlling interest and stockholders’ equity
Current liabilities:
Accounts payable	$—	$3,769	$7,269	$1,242	$—	$12,280
Accrued expenses and other current liabilities	—	7,016	38,092	12,106	(2,372)	54,842
Deferred revenue	—	—	230,396	56,290	(741)	285,945
Current portion of notes payable	—	—	77,500	—	—	77,500
Current portion of capital lease obligations	—	—	5,866	—	—	5,866
Deferred consideration, short-term	—	—	50,840	648	—	51,488

Total current liabilities	—	10,785	409,963	70,286	(3,113)	487,921
Deferred revenue, long-term	—	—	71,982	7,700	—	79,682
Notes payable	—	1,092,385	(77,500)	—	—	1,014,885
Capital lease obligations	—	—	7,215	—	—	7,215
Deferred consideration	—	—	—	813	—	813
Other long-term liabilities	—	—	28,970	3,340	—	32,310

Total liabilities	—	1,103,170	440,630	82,139	(3,113)	1,622,826
Redeemable non-controlling interest	—	—	—	—	—	—
Equity	179,268	150,164	1,260,400	38,818	(1,448,976)	179,674

Total liabilities and equity	$179,268	$1,253,334	$1,701,030	$120,957	$(1,452,089)	$1,802,500

Condensed Consolidating Statements of Operations and Comprehensive Loss

Year Ended December 31, 2013

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$—	$—	$511,270	$9,026	$—	$520,296
Cost of revenue	—	—	343,852	6,251	—	350,103

Gross profit	—	—	167,418	2,775	—	170,193

Operating expense:
Sales & marketing	—	—	113,999	3,690	—	117,689
Engineering and development	—	—	22,598	607	—	23,205
General and administrative	—	957	89,306	2,084	—	92,347

Total operating expense	—	957	225,903	6,381	—	233,241

Income (loss) from operations	—	(957)	(58,485)	(3,606)	—	(63,048)
Interest expense, net	—	96,414	1,930	(17)	—	98,327

Income (loss) before income taxes and equity earnings of unconsolidated entities	—	(97,371)	(60,415)	(3,589)	—	(161,375)
Income tax expense (benefit)	—	(4,511)	837	78	—	(3,596)

Loss before equity earnings of unconsolidated entities	—	(92,860)	(61,252)	(3,667)	—	(157,779)
Equity loss of unconsolidated entities, net of tax	159,187	66,328	5,734	—	(229,182)	2,067

Net loss	(159,187)	(159,188)	(66,986)	(3,667)	229,182	(159,846)
Net loss attributable to non-controlling interest	—	—	(659)	—	—	(659)

Net loss attributable to Endurance	$(159,187)	$(159,188)	$(66,327)	$(3,667)	$229,182	$(159,187)

Comprehensive loss
Foreign currency translation adjustments	—	—	—	(55)	—	(55)

Total comprehensive loss	$(159,187)	$(159,188)	$(66,327)	$(3,722)	$229,182	$(159,242)

Condensed Statements of Operations and Comprehensive Loss

Year Ended December 31, 2014

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$—	$—	$559,434	$70,990	$(579)	$629,845
Cost of revenue	—	—	327,225	54,500	(237)	381,488

Gross profit	—	—	232,209	16,490	(342)	248,357

Operating expense:
Sales & marketing	—	—	114,367	32,607	(177)	146,797
Engineering and development	—	—	16,805	2,744	—	19,549
General and administrative	—	232	61,291	8,010	—	69,533

Total operating expense	—	232	192,463	43,361	(177)	235,879

Income (loss) from operations	—	(232)	39,746	(26,871)	(165)	12,478
Interest expense, net	—	56,330	829	(76)	—	57,083

Income (loss) before income taxes and equity earnings of unconsolidated entities	—	(56,562)	38,917	(26,795)	(165)	(44,605)
Income tax expense (benefit)	—	6,163	613	(590)	—	6,186

Loss before equity earnings of unconsolidated entities	—	(62,725)	38,304	(26,205)	(165)	(50,791)
Equity loss of unconsolidated entities, net of tax	42,835	(19,890)	26,500	—	(49,384)	61

Net loss	(42,835)	(42,835)	11,804	(26,205)	49,219	(50,852)
Net loss attributable to non-controlling interest	—	—	(8,017)	—	—	(8,017)

Net loss attributable to Endurance	$(42,835)	$(42,835)	$19,821	$(26,205)	$49,219	$(42,835)

Comprehensive loss
Foreign currency translation adjustments	—	—	—	(462)	—	(462)

Total comprehensive loss	$(42,835)	$(42,835)	$19,821	$(26,667)	$49,219	$(43,297)

Condensed Consolidating Statements of Operations and Comprehensive Loss

Year Ended December 31, 2015

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$—	$—	$628,266	$113,766	$(717)	$741,315
Cost of revenue	—	—	349,059	77,177	(1,201)	425,035

Gross profit	—	—	279,207	36,589	484	316,280

Operating expense:
Sales & marketing	—	—	120,637	24,815	(33)	145,419
Engineering and development	—	—	23,019	3,688	—	26,707
General and administrative	—	177	80,548	10,132	111	90,968

Total operating expense	—	177	224,204	38,635	78	263,094

Income (loss) from operations	—	(177)	55,003	(2,046)	406	53,186
Interest expense and other income, net	—	56,843	(3,554)	(315)	—	52,974

Income (loss) before income taxes and equity earnings of unconsolidated entities	—	(57,020)	58,557	(1,731)	406	212
Income tax expense (benefit)	—	10,320	331	691	—	11,342

Loss before equity earnings of unconsolidated entities	—	(67,340)	58,226	(2,422)	406	(11,130)
Equity loss of unconsolidated entities, net of tax	26,176	(41,164)	17,063	—	12,565	14,640

Net loss	(26,176)	(26,176)	41,163	(2,422)	(12,159)	(25,770)
Net loss attributable to non-controlling interest	—	—	—	—	—	—

Net loss attributable to Endurance	$(26,176)	$(26,176)	$41,163	$(2,422)	$(12,159)	$(25,770)

Comprehensive loss
Foreign currency translation adjustments	—	—	—	(1,281)	—	(1,281)
Unrealized gain on cash flow hedge	—	80	—	—	—	80

Total comprehensive loss	$(26,176)	$(26,096)	$41,163	$(3,703)	$(12,159)	$(26,971)

Condensed Consolidating Statements of Cash Flows

Year Ended December 31, 2013

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$—	$(97,851)	$129,007	$1,460	$—	$32,616

Cash flows from investing activities:
Businesses acquired in purchase transaction, net of cash acquired	—	—	(31,274)	(7,385)	—	(38,659)
Purchases of property and equipment	—	—	(33,403)	(120)	—	(33,523)
Proceeds from sale of property and equipment	—	—	54	—	—	54
Proceeds from sale of assets	—	—	23	—	—	23
Purchases of intangible assets	—	—	(751)	—	—	(751)
Net (deposits) and withdrawals of principal balances in restricted cash accounts	—	—	(220)	(11)	—	(231)

Net cash used in investing activities	—	—	(65,571)	(7,516)	—	(73,087)

Cash flows from financing activities:
Proceeds from issuance of notes payable and draws on revolver	—	1,202,000	—	—	—	1,202,000
Repayment of notes payable and revolver	—	(1,284,625)	—	—	—	(1,284,625)
Payment of financing costs	—	(12,552)	—	—	—	(12,552)
Payment of deferred consideration	—	—	(53,272)	(2,363)	—	(55,635)
Proceeds from issuance of common stock	252,612	—	—	—	—	252,612
Issuance costs of common stock	(17,512)	—	—	—	—	(17,512)
Intercompany advances and investments	(235,099)	228,363	(4,758)	11,494	—	—

Net cash provided by (used in) financing activities	1	133,186	(58,030)	9,131	—	84,288

Net effect of exchange rate on cash and cash equivalents	—	—	—	(247)	—	(247)

Net increase (decrease) in cash and cash equivalents	1	35,335	5,406	2,828	—	43,570
Cash and cash equivalents:
Beginning of period	—	544	19,636	3,065	—	23,245

End of period	$1	$35,879	$25,042	$5,893	$—	$66,815

Condensed Consolidating Statements of Cash Flows

Year Ended December 31, 2014

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$(1)	$(63,853)	$215,212	$(8,465)	$—	$142,893

Cash flows from investing activities:
Businesses acquired in purchase transaction, net of cash acquired	—	—	(69,578)	(24,120)	—	(93,698)
Purchases of property and equipment	—	—	(22,850)	(1,054)	—	(23,904)
Cash paid for minority investments	—	—	(34,140)	—	—	(34,140)
Proceeds from sale of property and equipment	—	—	39	55	—	94
Proceeds from sale of assets	—	—	100	—	—	100
Purchases of intangible assets	—	—	(200)	—	—	(200)
Net (deposits) and withdrawals of principal balances in restricted cash accounts	—	—	191	242	—	433

Net cash used in investing activities	—	—	(126,438)	(24,877)	—	(151,315)

Cash flows from financing activities:
Proceeds from issuance of notes payable and draws on revolver	—	150,000	—	—	—	150,000
Repayment of notes payable and revolver	—	(110,500)	—	—	—	(110,500)
Payment of financing costs	—	(53)	—	—	—	(53)
Payment of deferred consideration	—	—	(41,244)	(57,074)	—	(98,318)
Payment of redeemable non-controlling interest liability	—	—	(4,190)	—	—	(4,190)
Principal payments on capital lease obligations	—	—	(3,608)	—	—	(3,608)
Proceeds from exercise of stock options	137	—	—	—	—	137
Proceeds from issuance of common stock	43,500	—	—	—	—	43,500
Issuance costs of common stock	(2,904)	—	—	—	—	(2,904)
Intercompany advances and investments	(40,731)	(7,126)	(46,073)	93,930	—	—

Net cash provided by (used in) financing activities	2	32,321	(95,115)	36,856	—	(25,936)

Net effect of exchange rate on cash and cash equivalents	—	—	—	(78)	—	(78)

Net increase (decrease) in cash and cash equivalents	1	(31,532)	(6,341)	3,436	—	(34,436)
Cash and cash equivalents:
Beginning of period	—	35,879	25,043	5,893	—	66,815

End of period	$1	$4,347	$18,702	$9,329	$—	$32,379

Condensed Consolidating Statements of Cash Flows

Year Ended December 31, 2015

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$2	$(50,147)	$220,468	$6,905	$—	$177,228

Cash flows from investing activities:
Businesses acquired in purchase transaction, net of cash acquired	—	—	(92,376)	(5,419)	—	(97,795)
Purchases of property and equipment	—	—	(28,058)	(3,185)	—	(31,243)
Cash paid for minority investments	—	—	(8,475)	—	—	(8,475)
Proceeds from sale of property and equipment	—	—	51	42	—	93
Proceeds from note receivable	—	—	3,454	—	—	3,454
Proceeds from sale of assets	—	—	191	—	—	191
Purchases of intangible assets	—	—	(76)	—	—	(76)
Net (deposits) and withdrawals of principal balances in restricted cash accounts	—	—	(296)	346	—	50

Net cash used in investing activities	—	—	(125,585)	(8,216)	—	(133,801)

Cash flows from financing activities:
Proceeds from issuance of notes payable and draws on revolver	—	147,000	—	—	—	147,000
Repayment of notes payable and revolver	—	(140,500)	—	—	—	(140,500)
Payment of deferred consideration	—	—	(14,503)	(488)	—	(14,991)
Payment of redeemable non-controlling interest liability	—	—	(30,543)	—	—	(30,543)
Principal payments on capital lease obligations	—	—	(4,822)	—	—	(4,822)
Proceeds from exercise of stock options	2,224	—	—	—	—	2,224
Intercompany advances and investments	(2,215)	39,367	(42,431)	5,279	—	—

Net cash provided by (used in) financing activities	9	45,867	(92,299)	4,791	—	(41,632)

Net effect of exchange rate on cash and cash equivalents	—	—	—	(1,144)	—	(1,144)

Net increase (decrease) in cash and cash equivalents	11	(4,280)	2,584	2,336	—	651
Cash and cash equivalents:
Beginning of period	1	4,347	18,702	9,329	—	32,379

End of period	$12	$67	$21,286	$11,665	$—	$33,030